Concentration, Credit and Other Risks	12 Months Ended
Dec. 31, 2012
Concentration, Credit and Other Risks
Concentration, Credit and Other Risks

4.              Concentration, Credit and Other Risks

a)             PRC Regulations

The PRC market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to conduct online services through contractual arrangements in the PRC since the industry remains highly regulated. The Group conducts all of its operations in China through its VIEs and VIE’s subsidiary, which the Group consolidates as a result of a series of contractual arrangements enacted among Shanghai Miyuan, the VIEs and their legal shareholders, and Beijing Miyuan, the VIE and its legal shareholders. The Group believes that the contractual arrangements among Shanghai Miyuan, the VIEs and their legal shareholders, and Beijing Miyuan, the VIE and its legal shareholders are in compliance with PRC law and are legally enforceable. If the VIEs or its legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Group will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Group had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIEs, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Group relies on the VIEs and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, the exclusive technology licenses and service agreements with the VIEs and VIE’s subsidiary, which first expire on the tenth anniversary of the agreement signing date, is subject to subsidiaries’ unilateral termination right. In general, neither the VIEs nor their legal shareholders may terminate the contracts prior to the expiration date.

Although the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. Consequently, such uncertainties may limit the Group’s ability to enforce its contractual arrangements with the VIEs. Although the Group believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of our contractual arrangements may adversely affect the Group’s ability to consolidate the VIEs. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

The PRC government may also require the Group to restructure its operations entirely if it finds that current contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, the Chinese government may impose penalties, require the Group to discontinue or restrict its operations, or take other regulatory or enforcement actions against the Group that may result in a material and adverse effect on the Group’s business. If the imposition of any of the penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Shanghai Miyuan, Beijing Miyuan, Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center.

The following combined financial information of the Group’s VIEs and VIE’s subsidiary, as applicable, were included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2011	2012
	RMB	RMB

Total assets	262,298	386,744
Total liabilities	202,028	270,071
Payable to third parties	116,483	142,600
Payable to Group entities	85,545	127,471

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	167,589	332,010	411,084
Net income	16,205	21,808	23,038
Inter-company service fees paid/payable	—	11,000	43,446

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	78,736	86,287	54,966
Net cash used in investing activities	(71,602)	(20,267)	(67,544)
Effect of exchange rate changes on cash and cash equivalents		(2)	(11)
Net increase/(decrease) in cash and cash equivalents	7,134	66,018	(12,589)

The total assets of the consolidated VIEs and VIE’s subsidiary were mainly comprised of cash and cash equivalents, short-term deposits, accounts receivable, prepayments, other receivables and property and equipment. The total liabilities of the consolidated VIEs and VIE’s subsidiary were mainly comprised of deferred revenue and accrued expenses and other current liabilities.

All of the Group’s revenues for the periods presented were contributed by the VIEs and VIE’s subsidiary.

b)             Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term deposits, available-for-sale securities, accounts receivable and term deposits. As of December 31, 2011 and 2012, the Group’s cash and cash equivalents, short-term deposits and term deposits were held by financial institutions located in the PRC and Hong Kong that management believes are of high-credit ratings and quality. Available-for-sale securities were placed with a financial institution and have original maturities of one month. Accordingly, management determined that the Group’s available-for-sale securities are exposed to minimal credit risks. Accounts receivable are typically unsecured and are mainly derived from revenues collected by WVAS partners on behalf of the Group in the PRC. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Group performs on the WVAS partners and its ongoing monitoring of outstanding balances.

c)              Foreign currency risk

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.